Note 7 - Prepayments and Other	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Other Assets Disclosure [Text Block]
7	Prepayments and other:

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2016	December 31, 2017
Prepaid expenses	670	140
Guarantees	15	17
Advances to various creditors	63	119
Other receivables	116	152
Total	864	428